Shareholder Report, Holdings (Details) - C000251596	Nov. 30, 2024
68389X105 | Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
30303M102 | Meta Platforms, Inc., A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
247361702 | Delta Air Lines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.80%
053015103 | Automatic Data Processing, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Communications
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%